CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (FY) - USD ($) $ in Thousands	Total	Series A Preferred Stock	Series B Preferred Stock	Shares of Common Stock Outstanding	Shares of Preferred Stock Series A Preferred Stock	Shares of Preferred Stock Series B Preferred Stock	Shares of Treasury Stock	Common Stock and Additional Paid-in Capital	Preferred Stock Series A Preferred Stock	Preferred Stock Series B Preferred Stock	Accumulated Deficit
Balance at Dec. 31, 2022	$ 3,716						$ (9)	$ 62,702	$ 62,423		$ (121,409)
Balance (in shares) at Dec. 31, 2022				1,784,000
Balance (in shares) at Dec. 31, 2022					2,812,000
Increase (Decrease) in Stockholders' Equity
Restricted stock issuance				99,000
Stock-based compensation	357							357
Forfeitures of stock based awards (in shares)				(44,000)			(2,000)
Extinguishment of Series A to Series B					(2,252,000)
Extinguishment of Series A to Series B, value	(61,997)								(61,997)
Exchange of Series A to Series B						2,252,000
Exchange of Series A to Series B	61,997									$ 18,602	43,395
Net loss	(3,888)										(3,888)
Balance at Dec. 31, 2023	$ 185				$ 426			63,059	426	18,602	(81,902)
Balance (in shares) at Dec. 31, 2023	1,850,000			1,839,000			(11,000)
Balance (in shares) at Dec. 31, 2023		559,263	2,252,272		560,000	2,252,000
Increase (Decrease) in Stockholders' Equity
Restricted stock issuance				0
Stock-based compensation	$ 43							43
Net loss	(962)										(962)
Balance at Mar. 31, 2024	(734)							63,102	18,602		(82,864)
Balance (in shares) at Mar. 31, 2024				1,839,000			(11,000)
Balance (in shares) at Mar. 31, 2024					560,000	2,252,000
Balance at Dec. 31, 2023	$ 185				$ 426			63,059	426	18,602	(81,902)
Balance (in shares) at Dec. 31, 2023	1,850,000			1,839,000			(11,000)
Balance (in shares) at Dec. 31, 2023		559,263	2,252,272		560,000	2,252,000
Increase (Decrease) in Stockholders' Equity
Restricted stock issuance				65,000
Stock-based compensation	$ 114							114
Forfeitures of stock based awards (in shares)				(25,000)
Net loss	(3,218)										(3,218)
Balance at Dec. 31, 2024	$ (2,919)							63,173	426	18,602	(85,120)
Balance (in shares) at Dec. 31, 2024	1,890,000			1,879,000			(11,000)
Balance (in shares) at Dec. 31, 2024		559,263	2,252,272		560,000	2,252,000
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	$ 22							22
Net loss	(1,262)										(1,262)
Balance at Mar. 31, 2025	$ (4,159)							$ 63,798	$ 426	$ 18,602	$ (86,985)
Balance (in shares) at Mar. 31, 2025	2,140,000			2,129,000			(11,000)
Balance (in shares) at Mar. 31, 2025		560,000	2,252,000		560,000	2,252,000